INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [abstract]
Unrecognised share of losses of associates	£ 0	£ 0	£ 4
Cumulative unrecognised share of losses of associates	2	17	17
Cumulative unrecognised share of losses of joint ventures	£ 5	£ 3	£ 3